CASH FLOW INFORMATION - Summary of Investing Activities with Partial Cash Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investing Activities With Partial Cash Payments [Line Items]
Cash paid during the year	$ 4,217	$ 4,254	$ 3,746
Dividends paid	1	284	565
Add: Payable for dividends - Opening	220	291
Less: Payable for dividends - Ending	(220)	(220)	(291)
Other	0	2
Dividends paid to company’s shareholders	1	357	$ 565
Purchase of PPE
Disclosure Of Investing Activities With Partial Cash Payments [Line Items]
Acquisition of property, plant and equipment	4,488	4,649
Add: Payable for PPE or CIP - Opening	56	152
Less: Payable for PPE or CIP - Ending	(316)	(56)
Less: Prepayment for PPE & CIP - Opening	(108)	(599)
Add: Prepayment for PPE & CIP - Ending	97	108
Cash paid during the year	$ 4,217	$ 4,254